Embedded Derivative Asset and Silver Stream	12 Months Ended
Dec. 31, 2018
Embedded Derivative Asset and Silver Stream [Abstract]
Disclosure Of Embedded Derivative Asset and Silver Stream [Text Block]
15.	Embedded Derivative Asset and Silver Stream

	December 31 2018	December 31 2017 (restated – note 6)

Embedded derivative asset – Beginning of year	$6,600	$-

Embedded derivative asset - Addition	-	6,600

Fair value adjustment	3,071	-

Embedded derivative asset – End of year	$9,671	$6,600

On October 2, 2008 (with subsequent amendments on October 20, 2008, December 10, 2008, December 22, 2009, March 31, 2010, January 15, 2013, March 11, 2014 and June 16, 2014), the Corporation entered into a silver purchase agreement (the "SPA") with Wheaton under which Wheaton will receive 25% of the life of mine payable silver produced by the Corporation from its Keno Hill Silver District properties. The SPA anticipated that the initial silver deliveries would come from the Bellekeno property. Under the SPA, the Corporation received up-front deposit payments from Wheaton totaling US$50,000,000, and received further payments of the lesser of US$3.90 (increasing by 1% per annum after the third year of full production) and the prevailing market price for each ounce of payable silver delivered, if as and when delivered. After the initial 40 year term of the SPA, the Corporation is required to refund the balance of any advance payments received and not yet notionally reduced through silver deliveries. The Corporation would also be required to refund the balance of advance payments received and not yet reduced if Wheaton exercised its right to terminate the SPA in an event of default by the Corporation. As of September 2013, Bellekeno mining operations were suspended in light of a low silver price environment.

On March 29, 2017 the Corporation and Wheaton amended the SPA (the “Amended SPA, such that Wheaton will continue to receive 25% of the life of mine payable silver from the Keno Hill Silver District with a variable production payment based on monthly silver head grade and monthly silver spot price. The actual monthly production payment from Wheaton will be determined based on the monthly average silver head grade at the mill and the monthly average silver spot price, as determined by a grade and pricing curve with an upper ceiling grade of 1,400 grams per tonne (“g/t”) silver and price of US$25 per ounce of silver and a floor grade of 600 g/t silver and price of US$13 per ounce of silver. Additional terms of the amendment include a date for completion of the 400 tonne per day mine and mill completion test, which is reset to December 31, 2020. If the completion test is not satisfied by December 31, 2020, the Corporation will be required to pay a capacity related refund to Wheaton in the maximum amount of US$8,788,000, which can be further proportionately reduced by mine production and mill throughput exceeding 322 tonnes per day for a 30 day period prior to December 31, 2020. The Amended SPA is secured against the Corporation’s mineral properties until repayment of the original deposit of US$50,000,000.

In consideration of the foregoing amendments, the Corporation issued 3,000,000 shares to Wheaton with a fair value of $6,600,000 (US$4,934,948). Under the terms of the Amended SPA, the original US$50,000,000 deposit was notionally reduced by this amount. The variability in the future cash flows to be received from Wheaton upon extraction and delivery of their 25% interest of future production is considered an embedded derivative within this host contract under IFRS 9,
Financial Instruments
. The embedded derivative asset was initially recorded at fair value based on the value of the consideration paid to Wheaton and is to be re-measured at fair value on a recurring basis at each period end with changes in value being recorded within the Statement of Loss.

As at December 31, 2018, the fair value of the embedded derivative was calculated based on the discounted future cash flows associated with the difference between the original US$3.90 per ounce production payment Wheaton would pay for each payable ounce delivered under the SPA and the new production payment under the Amended SPA which varies depending on the monthly silver head grade and monthly silver price. The model currently relies upon inputs from the preliminary economic assessment (the “PEA”), such as payable ounces delivered and head grade, but will be updated in the future as a result of updated studies, mine plans and actual production. The valuation model for the embedded derivative has been updated to utilize a probability-based dynamic pricing structure as opposed to a static pricing structure. As such, the discount rate used and silver price assumptions are updated quarterly based on the risk-free yield curve and silver price forward curve at quarter end.